Average Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Diversified International Fund	Dec. 30, 2023
Fidelity Diversified International Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(23.86%)
Past 5 years	2.35%
Past 10 years	5.52%
Fidelity Diversified International Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.93%)
Past 5 years	1.50%
Past 10 years	4.80%
Fidelity Diversified International Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.79%)
Past 5 years	1.99%
Past 10 years	4.51%
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%